Prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayment and other current assets
Advance to suppliers		¥ 100,878	$ 15,830	¥ 11,788
Prepaid rental and deposits		73,639	11,555	49,755
Prepaid operational expenses		20,181	3,167	23,363
Loan/advances to employees	[1]			15,697
Deductible VAT-input	[2]	18,956	2,975	35,426
Prepaid advertisement				42,547
Others		61,241	9,610	14,248
Total		¥ 274,895	$ 43,137	¥ 192,824

[1]	The balance represents unconsumed advertising resources provided by Tencent Holdings Limited (“Tencent”) in exchange of preferred shares issued by the Company (Note 17)
[2]	Loan/advance to employees included the outstanding receivable balance under the loan agreements entered into between Beijing Missfresh and certain employees